Annual Operating Expenses - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Blue Chip Growth ETF - Fidelity Blue Chip Growth ETF	Nov. 29, 2023
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.59%